Lease accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lease accounting
2023	$ 2,338
2024	1,099
2025	325
Total operating lease payments (undiscounted)	3,762
Less: Imputed interest	(231)
Total operating lease liabilities (discounted)	$ 3,531